UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09135

        Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 6.1% (4.2% of Total Investments)

$940	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 897,850
	2002, 5.375%, 5/15/33

530	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB	542,185
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20

	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,
	Series 2000:
265	6.000%, 6/01/15	6/10 at 101.00	BBB	274,092
1,795	6.150%, 6/01/25	6/10 at 101.00	BBB	1,798,644

890	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000, 5.800%,	6/10 at 101.00	BBB	909,527
	6/01/23

530	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%,	6/11 at 101.00	BBB	517,397
	6/01/25

440	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	419,294
	Bonds, Series 2001A, 5.200%, 6/01/25

2,250	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	2,283,503

1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	7/10 at 101.00	BBB	1,275,700
	Bonds, Series 1999, 6.750%, 7/15/29

	Education and Civic Organizations - 21.7% (14.9% of Total Investments)

	Kenmore Housing Authority, New York, Revenue Bonds, State University of New York at Buffalo Student
	Apartment Project, Series 1999A:
3,050	5.500%, 8/01/19 - RAAI Insured	8/09 at 102.00	AA	3,277,957
2,750	5.500%, 8/01/24 - RAAI Insured	8/09 at 102.00	AA	2,935,267

3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/09 at 102.00	AA	3,250,332
	Fisher College, Series 1999, 5.375%, 6/01/24 - RAAI Insured

500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk Art,	7/10 at 101.00	A	543,920
	Series 2000, 6.000%, 7/01/22 - ACA Insured

330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis	10/14 at 100.00	A-	334,016
	College, Series 2004, 5.000%, 10/01/34

1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A-	1,862,838
	Greater New York, Series 2002, 5.250%, 8/01/21

3,500	New York State Dormitory Authority, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AA-	3,804,815
	Facilities, Series 1999B, 5.375%, 7/01/19

1,000	New York State Dormitory Authority, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,107,170
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

2,500	New York State Dormitory Authority, Insured Revenue Bonds, Rochester Institute of	7/07 at 101.00	AAA	2,655,225
	Technology, Series 1997, 5.250%, 7/01/22 - MBIA Insured

1,000	New York State Dormitory Authority, Insured Revenue Bonds, Siena College, Series 1997,	7/07 at 102.00	AAA	1,096,520
	5.700%, 7/01/17 - MBIA Insured

500	New York State Dormitory Authority, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	549,875
	Series 2000, 5.375%, 7/01/20 - FSA Insured

3,000	New York State Dormitory Authority, Revenue Bonds, University of Rochester, Series 1999A,	7/09 at 101.00	A+	3,284,640
	5.500%, 7/01/16

500	New York State Dormitory Authority, Insured Revenue Bonds, Pace University, Series 2000,	7/10 at 101.00	AAA	568,330
	6.000%, 7/01/29 - MBIA Insured

	New York State Dormitory Authority, Revenue Bonds, Pratt Institute, Series 1999:
1,750	6.000%, 7/01/20 - RAAI Insured	7/09 at 102.00	AA	1,973,545
750	6.000%, 7/01/28 - RAAI Insured	7/09 at 102.00	AA	831,150

1,250	New York State Dormitory Authority, Revenue Bonds, Marymount Manhattan College, Series	7/09 at 101.00	AA	1,365,788
	1999, 6.250%, 7/01/29 - RAAI Insured

1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	AA	1,598,895
	University, Series 2001A, 5.350%, 11/01/23 - RAAI Insured

600	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A, 6.875%,	6/09 at 101.00	N/R	637,104
	12/01/34

	Healthcare - 32.7% (22.4% of Total Investments)

	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Medical Center, Series 1999:
1,120	6.000%, 5/01/19	5/09 at 101.00	N/R	1,133,989
1,460	6.000%, 5/01/29	5/09 at 101.00	N/R	1,416,813

1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	1,882,125
	2003A, 5.250%, 2/15/22 - AMBAC Insured

250	New York State Dormitory Authority, Revenue Bonds, Nyack Hospital, Series 1996, 6.250%,	7/06 at 102.00	Ba3	246,895
	7/01/13

	New York State Dormitory Authority, Insured Revenue Bonds, Franciscan Health Partnership
	Obligated Group - Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 - RAAI Insured	7/07 at 102.00	AA	2,163,520
2,000	5.500%, 7/01/27 - RAAI Insured	7/07 at 102.00	AA	2,140,760

625	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	643,694
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

2,470	New York State Dormitory Authority, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	2,756,915
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

600	New York State Dormitory Authority, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	621,828
	Hospital Association, Series 2003A, 5.500%, 7/01/32

500	New York State Dormitory Authority, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	528,125
	Series 2003B, 5.500%, 7/01/23

	New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Victory
	Memorial Hospital, Series 1999:
2,225	5.250%, 8/01/15 - MBIA Insured	8/09 at 101.00	AAA	2,375,566
2,000	5.375%, 8/01/25 - MBIA Insured	8/09 at 101.00	AAA	2,109,660

4,850	New York State Dormitory Authority, Secured Hospital Revenue Refunding Bonds, Wyckoff	2/08 at 101.50	AAA	5,240,183
	Heights Medical Center, Series 1998H, 5.300%, 8/15/21 - MBIA Insured

2,550	New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Memorial	2/09 at 101.00	AAA	2,687,139
	Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 - MBIA Insured

4,825	New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	5,067,842
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 - AMBAC Insured

1,575	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	1,649,167
	Group, Series 2000A, 6.500%, 7/01/25

2,000	New York State Dormitory Authority, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	2,227,760
	Island Obligated Group, St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20

1,000	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated	2/05 at 100.00	BBB-	1,001,030
	Group, Series 2002C, 6.000%, 7/01/26

4,000	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston	11/09 at 101.00	A2	4,179,240
	Hospital, Series 1999, 5.650%, 11/15/24

3,825	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage Revenue	8/09 at 101.00	AA+	4,164,622
	Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39

650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/11 at 101.00	BB	664,242
	Series 2001A, 7.125%, 7/01/31

2,805	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael Malotz	2/09 at 101.00	AAA	2,930,608
	Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 - MBIA Insured

	Housing/Multifamily - 2.8% (1.9% of Total Investments)

940	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series	11/10 at 101.00	AA	1,000,066
	2000A, 5.850%, 11/01/20 (Alternative Minimum Tax)

3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series	5/11 at 101.00	AA	3,109,560
	2001A, 5.500%, 11/01/31

	Housing/Single Family - 2.9% (2.0% of Total Investments)

645	Guam Housing Corporation, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program,	No Opt. Call	AAA	711,209
	Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)

2,555	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	2,680,757
	(Alternative Minimum Tax)

840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	851,180
	(Alternative Minimum Tax)

	Long-Term Care - 2.9% (2.0% of Total Investments)

	Appleridge Retirement Community Inc., New York, GNMA Collateralized Mortgage Revenue Bonds, Series
	1999:
1,150	5.700%, 9/01/31	9/09 at 102.00	Aaa	1,262,585
1,250	5.750%, 9/01/41	9/09 at 102.00	Aaa	1,374,350

745	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/10 at 102.00	N/R	804,257
	Facilities Pooled Program, Series 2000, 8.125%, 7/01/19

750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/11 at 101.00	N/R	785,318
	Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

	Tax Obligation/General - 14.3% (9.8% of Total Investments)

	Monticello Central School District, Sullivan County, New York, General Obligation Bonds, Series
	2000:
300	6.000%, 6/15/18 - FGIC Insured	6/09 at 101.00	AAA	341,988
335	6.000%, 6/15/19 - FGIC Insured	6/09 at 101.00	AAA	381,887
300	6.000%, 6/15/20 - FGIC Insured	6/09 at 101.00	AAA	341,988

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29 - MBIA	5/09 at 101.00	AAA	5,152,650
	Insured

1,125	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	1,234,395

1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A	1,092,710

800	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	854,504

	Orange County, New York, General Obligation Bonds, Series 1997:
3,040	5.125%, 9/01/22	9/07 at 101.00	Aa1	3,230,547
1,195	5.125%, 9/01/23	9/07 at 101.00	Aa1	1,269,903

	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 - MBIA Insured	No Opt. Call	AAA	823,061
720	5.250%, 10/01/19 - MBIA Insured	No Opt. Call	AAA	823,399

2,280	Rockland County, New York, General Obligation Bonds, Series 1999, 5.600%, 10/15/16	10/09 at 101.00	AA-	2,570,974

	Rye City School District, Westchester County, New York, General Obligation Bonds, Series 1999:
520	5.600%, 8/15/17	8/08 at 101.00	Aaa	578,297
535	5.600%, 8/15/18	5/08 at 101.00	Aaa	594,979
535	5.600%, 8/15/19	8/08 at 101.00	Aaa	594,979

1,000	Yonkers, New York, General Obligation Bonds, School Issue, Series 1999C, 5.000%, 6/01/19 - FGIC	6/09 at 101.00	AAA	1,081,270
	Insured

	Tax Obligation/Limited - 26.7% (18.3% of Total Investments)

1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,096,800

550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	624,096
	School District, Series 2004, 5.750%, 5/01/26 (DD, settling 1/03/05) - FSA Insured

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
	2002A:
1,700	5.750%, 1/01/17	No Opt. Call	AA-	1,973,411
1,000	5.125%, 1/01/29	7/12 at 100.00	AA-	1,028,830

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	2,161,840
2,000	5.000%, 11/15/30	11/12 at 100.00	AA-	2,038,340

1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/13 at 102.00	BBB	1,167,753
	1/01/34

2,180	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H,	No Opt. Call	AAA	2,460,740
	5.250%, 11/15/13 - AMBAC Insured

1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AA+	1,750,795
	2003E, 5.000%, 2/01/23

2,000	New York State Dormitory Authority, Court Facilities Lease Revenue Bonds, Series 1999,	5/10 at 101.00	AAA	2,236,200
	5.750%, 5/15/30 - AMBAC Insured

210	New York State Dormitory Authority, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	AAA	237,245
	Improvements, Series 2000D, 5.875%, 8/15/18 - FSA Insured

1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A,	3/14 at 100.00	AA-	1,063,240
	5.000%, 3/15/21

1,000	New York State Dormitory Authority, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA-	1,078,880
	Development Program, Series 2002, 5.375%, 4/01/19

600	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AA	654,774
	2003A, 5.375%, 3/15/22

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	1,081,560
	2003A, 5.250%, 4/01/23 - MBIA Insured

2,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004,	4/14 at 100.00	AAA	2,149,240
	5.000%, 4/01/20 - MBIA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,160,478
810	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	849,909
875	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	907,515

3,345	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	3,692,278
	Colahan Court Complex, Series 1999, 5.250%, 10/15/15 - AMBAC Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	2,173,380
2,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	2,153,400

1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	1,096,160
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
500	5.250%, 7/01/23	1/08 at 100.00	A3	527,850
500	5.250%, 7/01/24	1/08 at 100.00	A3	527,850

750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%,	10/10 at 101.00	BBB	865,583
	10/01/24

	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -
	Yonkers Inc. Project, Series 2001A:
750	6.250%, 2/01/16	2/11 at 100.00	BBB-	819,765
1,400	6.625%, 2/01/26	2/11 at 100.00	BBB-	1,508,486

	Transportation - 6.9% (4.8% of Total Investments)

700	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	743,659

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	1,068,670
	2002A, 5.125%, 11/15/22 - FGIC Insured

1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	CCC	817,760
	Airport - American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	529,540
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	3,221,940
	2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	AA-	1,101,300
	5.250%, 1/01/16

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series	11/12 at 100.00	AA-	2,643,925
	2002B, 5.000%, 11/15/21

	U.S. Guaranteed *** - 14.5% (9.9% of Total Investments)

1,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,	7/07 at 102.00	AAA	1,332,750
	5.000%, 7/01/20 - AMBAC Insured

5,520	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%,	10/14 at 100.00	AAA	6,309,415
	4/01/23 (Pre-refunded to 10/01/14) - FSA Insured

	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E:
1,400	6.000%, 3/01/17 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	1,602,384
740	6.000%, 3/01/19 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	846,974

2,500	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A,	11/10 at 100.00	AAA	2,887,175
	5.750%, 11/15/16 (Pre-refunded to 11/15/10) - MBIA Insured

1,000	New York State Dormitory Authority, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	1,132,910
	Facilities, Series 1999C, 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - MBIA Insured

1,750	New York State Dormitory Authority, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	AAA	2,014,320
	Improvements, Series 2000D, 5.875%, 8/15/18 (Pre-refunded to 8/15/10) - FSA Insured

1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AA***	1,125,010
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded to 3/15/12)

	Rye City School District, Westchester County, New York, General Obligation Bonds, Series 1999:
130	5.600%, 8/15/17 (Pre-refunded to 8/15/08)	8/08 at 101.00	Aaa	145,852
140	5.600%, 8/15/18 (Pre-refunded to 8/15/08)	8/08 at 101.00	Aaa	157,072
140	5.600%, 8/15/19 (Pre-refunded to 8/15/08)	8/08 at 101.00	Aaa	157,072

3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1997A,	1/22 at 100.00	AA-***	3,421,380
	5.250%, 1/01/28 (Pre-refunded to 1/01/22)

	Utilities - 10.5% (7.2% of Total Investments)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
4,800	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	5,154,288
4,575	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	4,884,956

2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	2,179,100
	5.000%, 9/01/15 - CIFG Insured

2,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	11/10 at 100.00	Aa2	2,101,060

955	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration	No Opt. Call	N/R	976,096
	Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

	Water and Sewer - 3.8% (2.6% of Total Investments)

2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	2,162,520
	Fiscal Series 2001A, 5.500%, 6/15/33

1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/12 at 100.00	AA+	1,247,132
	Fiscal Series 2003A, 5.375%, 6/15/19

1,955	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving	11/12 at 100.00	AAA	2,152,514
	Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

$198,355	Total Long-Term Investments (cost $198,176,585) - 145.8%			213,177,287

	Other Assets Less Liabilities - 1.4%			2,053,956

	Preferred Shares, at Liquidation Value - (47.2)%			(69,000,000)

	Net Assets Applicable to Common Shares - 100%			$146,231,243

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.
	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At December 31, 2004, the cost of investments was $198,063,336.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as
	follows:

	Gross unrealized:
	Appreciation	$15,358,275
	Depreciation	(244,324)

	Net unrealized appreciation of investments	$15,113,951

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.